Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets and lease liabilities
The Consolidated Statements of Financial Position includes the following amounts related to leases:

	December 31	December 31
	2025	2024
Right-of-use assets
Land & land improvements	$15,845	$17,112
Buildings	21,212	23,445
Machinery & equipment	24,653	19,800
Motor vehicles	4,448	4,331
	$66,158	$64,688

Lease liabilities
Current	$11,168	$12,386
Non-Current	55,420	55,967
	$66,588	$68,353

Disclosure of lease expense
The Consolidated Statements of Income includes the following amounts related to leases:

	2025	2024	2023
Depreciation expense on right-of-use assets
Land & land improvements	$2,322	$2,232	$1,849
Buildings	1,804	2,211	2,153
Machinery & equipment	8,027	5,806	6,062
Motor vehicles	1,676	1,395	1,179
	$13,829	$11,644	$11,243

Interest expense on lease liabilities	$4,045	$3,798	$3,047
Expenses relating to short-term leases,
including leases with a term of one month or less	$25,372	$27,395	$22,433
Expense relating to leases of low-value assets that
are not shown above as short-term leases	$35	$21	$46